INCOME TAX AND SOCIAL CONTRIBUTION (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax And Social Contribution
Fair value adjustment to securities and derivative financial instruments at beginning	R$ 443,139	R$ 1,150,588
Fair value adjustment to securities and derivative financial instruments amount constituted	258,277	60,628
Fair value adjustment to securities and derivative financial instruments realized decrease	(227,301)	(768,077)
Fair value adjustment to securities and derivative financial instruments at ending	474,115	443,139
Difference in depreciation at beginning	726,203	616,829
Difference in depreciation amount constituted	329,534	190,634
Difference in depreciation at ending	1,055,737	726,203
Judicial deposit at beginning	2,008,528	1,787,400
Judicial deposit amount constituted	331,827	251,639
Judicial deposit realized decrease	(118,186)	(30,511)
Judicial deposit at ending	2,222,169	2,008,528
Other at beginning	3,877,238	3,810,274
Other amount constituted	180,405	160,801
Other realized decrease	(428,646)	(93,837)
Other at ending	3,628,997	3,877,238
Deferred tax expense at beginning	7,055,108	7,365,091
Deferred tax expense amount constituted	1,100,043	663,702
Deferred tax expense realized decrease	(774,133)	(973,685)
Deferred tax expense at ending	R$ 7,381,018	7,055,108
Difference in depreciation realized decrease		R$ (81,260)